Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Sep. 29, 2012
Selected Quarterly Financial Information (Unaudited)

Note 9 – Selected Quarterly Financial Information (Unaudited)

The following tables show a summary of the Company’s quarterly financial information for each of the four quarters of 2012 and 2011 (in millions, except per share amounts):

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2012
Net sales	$35,966	$35,023	$39,186	$46,333
Gross margin	$14,401	$14,994	$18,564	$20,703
Net income	$8,223	$8,824	$11,622	$13,064

Earnings per share:
Basic	$8.76	$9.42	$12.45	$14.03
Diluted	$8.67	$9.32	$12.30	$13.87

	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
2011
Net sales	$28,270	$28,571	$24,667	$26,741
Gross margin	$11,380	$11,922	$10,218	$10,298
Net income	$6,623	$7,308	$5,987	$6,004

Earnings per share:
Basic	$7.13	$7.89	$6.49	$6.53
Diluted	$7.05	$7.79	$6.40	$6.43

Basic and diluted earnings per share are computed independently for each of the quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.